20. Employees benefits (Details 9) - G0 Plan R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
SummaryOfEmployeeBenefitsLineItems [Line Items]
Interest cost rates	R$ 206,262
Expense to be recognized by employer	R$ 206,262